Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Company's financial assets and liability measured at fair value on a recurring basis

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at September 30, 2012
Liabilities
Warrant liability	$0	$0	$6,973	$6,973
Derivative liability	0	0	1,293	1,293

Total	$0	$0	$8,266	$8,266

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Balance at December 31, 2011
Liabilities
Warrant liability	$0	$0	$13,087	$13,087
Derivative liability	0	0	534	534

Total	$0	$0	$13,621	$13,621

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011

Liabilities
Warrant liability	$—	$—	$13,087,000	$13,087,000
Derivative liability	—	—	533,549	533,549

Total	$—	$—	$13,620,549	$13,620,549

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010

Liabilities
Warrant liability	$—	$—	$8,171,518	$8,171,518
Derivative liability	—	—	2,120,360	2,120,360

Total	$—	$—	$10,291,878	$10,291,878

Reconciliation of warrant liability measured at fair value on a recurring basis

Warrant Liability
Balance at December 31, 2011	$13,087
Issuance of additional warrants	11,078
Change in fair value of warrant liability	(17,192)

Balance at September 30, 2012	$6,973

Warrant Liability
Balance at January 1, 2010	$635,276
Issuance of additional warrants	7,071,010
Change in fair value of warrant liability	465,232

Balance at December 31, 2010	$8,171,518
Issuance of additional warrants	4,994,307
Exercise of warrants	(4,841,519)
Change in fair value of warrant liability	4,762,694

Balance at December 31, 2011	$13,087,000

Reconciliation of derivative liability measured at fair value on a recurring basis

Derivative Liability
Balance at December 31, 2011	$534
Issuance of derivative liability and other	815
Conversion of preferred stock and other	(79)
Change in fair value of derivative liability	23

Balance at September 30, 2012	$1,293

Derivative Liability
Balance at January 1, 2010	$—
Record fair value of derivative liability	2,120,360

Balance at December 31, 2010	2,120,360
Issuance of additional preferred stock and other	252,318
Conversion of preferred stock	(7,290,647)
Change in fair value of derivative liability	5,451,518

Balance at December 31, 2011	$533,549